Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO (1)	Summary Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3)	Compensation Actually Paid to CEO (4)	Average Summary Compensation Table Total for Non-CEO NEOs (5)	Average Compensation Actually Paid to Non-CEO NEOs (6)	Value of Initial Fixed $100 Investment Return on:
Year							CWK TSR (7)	Peer Group TSR (7)	Net Income (Loss)	Compensation EBITDA (8)
(a)	(b)(i)	(b)(ii)	(c)(i)	(c)(ii)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$9,469,699		$15,642,206		$3,476,416	$5,575,775	$109	$216	$88,200,000	$604,000,000
2024	$9,682,351		$12,644,306		$4,936,365	$4,879,543	$88	$174	$131,300,000	$591,000,000
2023	$4,668,810	$5,326,223	$3,809,627	$3,785,709	$3,686,033	$2,842,435	$73	$137	$(35,400,000)	$581,300,000
2022	$8,587,627		$1,753,622		$5,909,537	$1,579,668	$84	$110	$196,400,000	$963,000,000
2021	$19,990,492		$30,999,620		$4,632,973	$6,962,418	$150	$177	$250,000,000	$877,000,000

(1)The dollar amounts reported in column (b)(i) are the amounts of total compensation reported in the Summary Compensation Table for Ms. MacKay in 2025, 2024 and 2023, John Forrester in 2022, and Mr. White in 2021, respectively.
(2)We had two CEOs in fiscal year 2023. Mr. Forrester served as our CEO from January 1, 2023 to June 30, 2023, and Ms. MacKay served as our CEO from July 1, 2023 to December 31, 2023. The dollar amount reported in column (b)(ii) is the amount of total compensation reported in the Summary Compensation Table for Mr. Forrester in 2023.
(3)The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” to (a) Ms. MacKay in 2025, 2024 and 2023, (b) Mr. Forrester in 2022, and (c) Mr. White in 2021. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. The table below shows adjustments which were made to Ms. MacKay’s total compensation in 2025 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.
(4)We had two CEOs in fiscal year 2023. The dollar amount reported in column (c)(ii) represents the amount of “compensation actually paid” to Mr. Forrester in 2023.
(5)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEOs in each year) in the “Total” column of the Summary Compensation Table in each year. The names of each of the Named Executive Officers (excluding our CEOs in each year) included for purposes of calculating the average amounts in each year are as follows: (i) for 2025, Mr. Johnston, Mr. McDonald, Mr. Robinson and Ms. Perkins; (ii) for 2024, Mr. Johnston, Mr. McDonald, Mr. Robinson, Ms. Perkins and Mr. White; (iii) for 2023, Mr. Johnston, Mr. White, Mr. McDonald and Ms. Perkins; (iv) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; and (v) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Mr. Robinson.
(6)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEOs in each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEOs in each year) during the applicable year. The table shows adjustments that were made to average total compensation for the Named Executive Officers as a group (excluding our CEO in each year) in 2025 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.
(7)TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020, including the reinvestment of dividends. The Peer Group TSR reported in column (g) is comprised of four global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), Colliers International Group Inc. (Nasdaq: CIGI) and Newmark Group Inc. (Nasdaq: NMRK). This is the same peer group as reported in the 2025 Annual Report.
(8)Adjusted EBITDA is defined as net income (loss) plus depreciation and amortization, interest expense, net of interest income, and provision for income taxes, and adjusted for unrealized (gain) loss on investments, net, impairment of investments, loss on dispositions, net, acquisition related costs, cost savings initiatives, system implementation costs, loss (gain) from insurance proceeds, net of legal fees, non-operating items related to Cushman Wakefield Greystone LLC and other non-recurring items. Compensation EBITDA reported in column (i) is defined as Adjusted EBITDA further adjusted for (a) foreign currency rate fluctuations and (b) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link “compensation actually paid” to our Named Executive Officers to Company performance for the most recently completed year. In recent years, we have improved our quality of earnings by reducing the number of adjustments to these metrics.

2025
(MacKay)
SCT Total Compensation	$9,469,699
Less: Stock Award Values Reported in SCT for the Covered Year	$(5,687,408)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$8,439,257
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$4,055,405
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(161,173)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$(473,574)
Compensation Actually Paid	$15,642,206

Non-CEO NEO Average
2025
SCT Total Compensation	$3,476,416
Less: Stock Award Values Reported in SCT for the Covered Year	$(1,728,502)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$2,660,618
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$1,471,781
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(79,398)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$(225,140)
Compensation Actually Paid	$5,575,775

Company Selected Measure Name	Compensation EBITDA
PEO Total Compensation Amount	$ 9,469,699
PEO Actually Paid Compensation Amount	$ 15,642,206
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (b)(i) are the amounts of total compensation reported in the Summary Compensation Table for Ms. MacKay in 2025, 2024 and 2023, John Forrester in 2022, and Mr. White in 2021, respectively. We had two CEOs in fiscal year 2023. Mr. Forrester served as our CEO from January 1, 2023 to June 30, 2023, and Ms. MacKay served as our CEO from July 1, 2023 to December 31, 2023. The dollar amount reported in column (b)(ii) is the amount of total compensation reported in the Summary Compensation Table for Mr. Forrester in 2023.The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” to (a) Ms. MacKay in 2025, 2024 and 2023, (b) Mr. Forrester in 2022, and (c) Mr. White in 2021. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. The table below shows adjustments which were made to Ms. MacKay’s total compensation in 2025 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.We had two CEOs in fiscal year 2023. The dollar amount reported in column (c)(ii) represents the amount of “compensation actually paid” to Mr. Forrester in 2023.
Non-PEO NEO Average Total Compensation Amount	$ 3,476,416	$ 4,936,365	$ 3,686,033	$ 5,909,537	$ 4,632,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,575,775	4,879,543	2,842,435	1,579,668	6,962,418
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEOs in each year) in the “Total” column of the Summary Compensation Table in each year. The names of each of the Named Executive Officers (excluding our CEOs in each year) included for purposes of calculating the average amounts in each year are as follows: (i) for 2025, Mr. Johnston, Mr. McDonald, Mr. Robinson and Ms. Perkins; (ii) for 2024, Mr. Johnston, Mr. McDonald, Mr. Robinson, Ms. Perkins and Mr. White; (iii) for 2023, Mr. Johnston, Mr. White, Mr. McDonald and Ms. Perkins; (iv) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; and (v) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Mr. Robinson.The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEOs in each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEOs in each year) during the applicable year. The table shows adjustments that were made to average total compensation for the Named Executive Officers as a group (excluding our CEO in each year) in 2025 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.
Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID AND TSRs

CEO	Average for Non-CEO NEOs	Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID AND NET INCOME (LOSS)

CEO	Average for Non-CEO NEOs	Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID AND COMPENSATION EBITDA

CEO	Average for Non-CEO NEOs	Compensation EBITDA

Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID AND TSRs

CEO	Average for Non-CEO NEOs	Company TSR	Peer Group TSR

Tabular List, Table

Most Important Performance Measures
Compensation EBITDA
Adjusted EPS
Strategic Cash Generation
Strategic Cost Efficiency
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 109	88	73	84	150
Peer Group Total Shareholder Return Amount	216	174	137	110	177
Net Income (Loss)	$ 88,200,000	$ 131,300,000	$ (35,400,000)	$ 196,400,000	$ 250,000,000
Company Selected Measure Amount	604,000,000	591,000,000	581,300,000	963,000,000	877,000,000
PEO Name			John Forrester			Ms.MacKay	Mr. White
Additional 402(v) Disclosure	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020, including the reinvestment of dividends. The Peer Group TSR reported in column (g) is comprised of four global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), Colliers International Group Inc. (Nasdaq: CIGI) and Newmark Group Inc. (Nasdaq: NMRK). This is the same peer group as reported in the 2025 Annual Report.
Measure:: 1
Pay vs Performance Disclosure
Name	Compensation EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income (loss) plus depreciation and amortization, interest expense, net of interest income, and provision for income taxes, and adjusted for unrealized (gain) loss on investments, net, impairment of investments, loss on dispositions, net, acquisition related costs, cost savings initiatives, system implementation costs, loss (gain) from insurance proceeds, net of legal fees, non-operating items related to Cushman Wakefield Greystone LLC and other non-recurring items. Compensation EBITDA reported in column (i) is defined as Adjusted EBITDA further adjusted for (a) foreign currency rate fluctuations and (b) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link “compensation actually paid” to our Named Executive Officers to Company performance for the most recently completed year. In recent years, we have improved our quality of earnings by reducing the number of adjustments to these metrics.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Cash Generation
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Cost Efficiency
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Ms. MacKay [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,469,699	$ 9,682,351	$ 4,668,810
PEO Actually Paid Compensation Amount	15,642,206	$ 12,644,306	3,809,627
Mr. Forrester [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,326,223	$ 8,587,627
PEO Actually Paid Compensation Amount			$ 3,785,709	$ 1,753,622
Mr. White [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 19,990,492
PEO Actually Paid Compensation Amount					$ 30,999,620
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,687,408)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,439,257
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,055,405
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,173)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(473,574)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,728,502)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,660,618
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,471,781
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,398)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (225,140)